Consolidated Balance Sheet - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,987,241	$ 7,203,604
Other investments		88,947
Trade receivables, net	4,802,891	3,899,574
Related parties receivables	15,731	201,464
Loans to related parties	265,875
Recoverable taxes	2,407,874	2,230,375
Other receivables	684,338	469,237
Prepaid expenses	798,593	509,557
Inventory, net	10,138,422	8,263,498
Total current assets	26,100,965	22,866,256
Non-current related parties receivables	648,281	648,281
Non-current loans to related parties	1,686,115	3,032,599
Non-current inventory, net	1,147,578	1,220,766
Property, plant and equipment, net	16,970,832	15,737,081
Intangible and other non-current assets, net	2,300,052	2,471,548
Total assets	48,853,823	45,976,531
Current liabilities:
Short-term debt	5,936	5,960
Accounts payable trade	4,390,413	3,984,898
Related parties payable	334,591	251,676
Loans from related parties		980,807
Other accrued liabilities	2,057,557	842,045
Payable tax	1,833,796	1,360,753
Income tax	369,875	53,930
Total current liabilities	8,992,168	7,480,069
Long term liabilities:
Employee benefits	81,770	91,822
Deferred income tax	3,507,746	3,367,976
Other liabilities	763,136	719,128
Contingencies and Commitments
Total long-term liabilities	4,352,652	4,178,926
Total liabilities	13,344,820	11,658,995
Stockholders' equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,579,472
Retained earnings	21,622,790	20,969,443
Repurchase of own capital stock reserve	3,096,390	1,732,447
Cumulative effect by translation of foreign subsidiaries	3,705,691	4,312,478
Total controlling interest	35,832,372	34,426,108
Non-controlling interest	(323,369)	(108,572)
Total stockholders' equity	35,509,003	34,317,536
Total liabilities and stockholders' equity	$ 48,853,823	$ 45,976,531